Equity (Details - Option Activity) - Stock Options [Member]	9 Months Ended
Sep. 30, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding, Beginning | shares	93,001
Weighted average exercise price per share, Beginning | $ / shares	$ 67.42
Number of options, Granted | shares	235,777
Weighted average exercise price per share, Granted | $ / shares	$ 1.78
Number of options, Exercised | shares	0
Weighted average exercise price per share, Exercised | $ / shares	$ 0
Number of options, Forfeited | shares	(8)
Weighted average exercise price per share, Forfeited | $ / shares	$ 120.00
Number of options, Expired | shares	0
Weighted average exercise price per share, Expired | $ / shares	$ 0
Number of options outstanding, Ending | shares	328,770
Weighted average exercise price per share, Ending | $ / shares	$ 20.35
Number of options outstanding, Exercisable | shares	82,261
Weighted average exercise price per share, Exercisable | $ / shares	$ 60.99